Shareholders' Equity (Details) - Schedule of Outstanding Warrants - $ / shares	Dec. 31, 2023	Jul. 27, 2023	Jan. 09, 2023	Jul. 05, 2022
Class of Warrant or Right [Line Items]
Warrants outstanding	1,725,864	490,500	10
Exercise price				$ 60,000
Expiration date	5 years
Pre-funded warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	231,900
Exercise price	$ 0.01
Expiration date
ADS warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	1,493,964
ADS warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 10
Expiration date	3 years 6 months
ADS warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 11
Expiration date	5 years